UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21496

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
               (Exact name of registrant as specified in charter)

                        120 East Liberty Drive, Suite 400
                                WHEATON, IL 60187
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                                WHEATON, IL 60187
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000

                      Date of fiscal year end: NOVEMBER 30

                   Date of reporting period: FEBRUARY 28, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investment is attached herewith.

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS (a) (b)
FEBRUARY 28, 2009 (UNAUDITED)

  SHARES                                          DESCRIPTION                                            VALUE
---------    -------------------------------------------------------------------------------------   -------------
COMMON STOCKS - 81.4%
             AUSTRALIA - 16.5%
 5,671,481   Envestra Ltd. (c) ...................................................................   $   1,151,479
 9,590,002   SP AusNet (c) .......................................................................       6,078,528
 7,063,785   Spark Infrastructure Group (c) ......................................................       4,929,489
 1,109,697   Transurban Group (c) ................................................................       3,125,816
                                                                                                     -------------
                                                                                                        15,285,312
                                                                                                     -------------
             CANADA - 3.6%
    67,820   Enbridge, Inc. ......................................................................       2,031,082
    54,500   TransCanada Corp. ...................................................................       1,323,731
                                                                                                     -------------
                                                                                                         3,354,813
                                                                                                     -------------
             FRANCE - 2.9%
    30,860   Aeroports de Paris (c) ..............................................................       1,476,668
    27,600   Electricte de France (c) ............................................................       1,069,610
     7,861   Eutelsat Communications (c) .........................................................         161,441
                                                                                                     -------------
                                                                                                         2,707,719
                                                                                                     -------------
             GERMANY - 1.4%
    55,086   Hamburger Hafen Und Logistik AG (c) .................................................       1,244,169
                                                                                                     -------------
             ITALY - 15.2%
   183,650   Atlantia SPA (c) ....................................................................       2,387,111
   341,200   Enel SPA (c) ........................................................................       1,695,836
   927,300   Snam Rete Gas SPA (c) ...............................................................       4,594,749
 1,742,900   Terna SPA (c) .......................................................................       5,413,317
                                                                                                     -------------
                                                                                                        14,091,013
                                                                                                     -------------
             JAPAN - 4.4%
    29,300   East Japan Railway Co. (c) ..........................................................       1,754,709
   572,155   Tokyo Gas Co. Ltd. (c) ..............................................................       2,292,022
                                                                                                     -------------
                                                                                                         4,046,731
                                                                                                     -------------
             NEW ZEALAND - 2.1%
 2,240,299   Auckland International Airport, Ltd. (c) ............................................       1,965,507
                                                                                                     -------------
             SPAIN - 11.5%
   206,488   Cintra Concesiones de Infraestructuras de Transporte SA (c) .........................         971,201
   250,861   Enagas SA (c) .......................................................................       4,017,440
   141,000   Red Electrica Corp. SA (c) ..........................................................       5,654,909
                                                                                                     -------------
                                                                                                        10,643,550
                                                                                                     -------------
             SWITZERLAND - 1.3%
     5,739   Flughafen Zuerich AG (c) ............................................................       1,205,182
                                                                                                     -------------
             UNITED KINGDOM - 18.1%
   649,329   Pennon Group plc (c) ................................................................       4,005,159
   426,799   Severn Trent plc (c) ................................................................       6,615,774
   841,195   United Utilities plc (c) ............................................................       6,077,861
                                                                                                     -------------
                                                                                                        16,698,794
                                                                                                     -------------

                See Notes to Quarterly Portfolio of Investments

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS (a) (b) - (CONTINUED)
FEBRUARY 28, 2009 (UNAUDITED)

  SHARES                                          DESCRIPTION                                            VALUE
---------    -------------------------------------------------------------------------------------   -------------
COMMON STOCKS - (CONTINUED)
             UNITED STATES - 4.4%
    33,030   Exelon Corp. ........................................................................   $   1,559,677
   113,229   Northeast Utilities .................................................................       2,480,847
                                                                                                     -------------
                                                                                                         4,040,524
                                                                                                     -------------
             TOTAL COMMON STOCKS
                (Cost $115,149,916) ..............................................................      75,283,314
                                                                                                     -------------
MASTER LIMITED PARTNERSHIPS - 11.6%
             UNITED STATES - 11.6%
    55,713   Amerigas Partners, L.P. .............................................................       1,603,420
    42,141   Enbridge Energy Partners, L.P. ......................................................       1,199,754
    64,100   Energy Transfer Partners, L.P. ......................................................       2,321,061
    68,050   Enterprise Products Partners, L.P. ..................................................       1,468,519
    34,100   Kinder Morgan Energy Partners, L.P. .................................................       1,572,351
    79,481   Magellan Midstream Partners, L.P. ...................................................       2,527,496
                                                                                                     -------------
             TOTAL MASTER LIMITED PARTNERSHIPS
                (Cost $10,962,403) ...............................................................      10,692,601
                                                                                                     -------------
CANADIAN INCOME TRUSTS - 11.6%
   395,560   Consumers' Waterheater Income Fund ..................................................       2,223,121
   555,228   Northland Power Income Fund .........................................................       4,338,128
   363,549   Pembina Pipeline Income Fund ........................................................       4,137,863
                                                                                                     -------------
             TOTAL CANADIAN INCOME TRUSTS
                 (Cost $11,549,826) ..............................................................      10,699,112
                                                                                                     -------------

 PRINCIPAL                                                RATINGS (d)                    STATED
   VALUE                    DESCRIPTION                 MOODY'S   S&P     COUPON      MATURITY (e)        VALUE
----------   ----------------------------------------   -------------   ----------    ------------   -------------
SENIOR FLOATING-RATE LOAN INTERESTS (f) - 25.3%
             CABLE & SATELLITE - 0.5%
$  500,000   UPC Distribution Holding B.V.,
                Term Loan N .........................   Ba3       B+       2.16%        12/31/14           423,750
                                                                                                     -------------
             ELECTRIC UTILITIES - 4.2%
 1,663,577   Astoria Generating Co.
                Acquisitions, LLC,
                Term Loan B .........................   B1        BB-   2.20%-2.23%     02/23/12         1,497,218
   319,848   Covanta Energy Corp.,
                Synthetic Letter of Credit ..........   Ba2       BB       2.93%        02/09/14           287,462
   638,322   Covanta Energy Corp.,
                Term Loan B .........................   Ba2       BB    2.00%-3.75%     02/09/14           573,691
 1,677,329   NRG Energy, Inc., Synthetic
                Letter of Credit ....................   Ba1       BB       2.96%        02/01/13         1,540,207
                                                                                                     -------------
                                                                                                         3,898,578
                                                                                                     -------------

                See Notes to Quarterly Portfolio of Investments

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS (a) (b) - (CONTINUED)
FEBRUARY 28, 2009 (UNAUDITED)

PRINCIPAL                                                 RATINGS (d)                    STATED
  VALUE                    DESCRIPTION                  MOODY'S   S&P      RATE       MATURITY (e)        VALUE
---------    ----------------------------------------   -------------   ----------    ------------   -------------
SENIOR FLOATING-RATE LOAN INTERESTS (f) - (CONTINUED)
             ENVIRONMENTAL & FACILITIES
                SERVICES - 2.8%
$   18,020   EnergySolutions, LLC, Synthetic
                Letter of Credit ....................   Ba2       NR(g)    2.73%        06/07/13     $      15,676
 1,641,509   EnergySolutions, LLC, Synthetic
                Letter of Credit ....................   Ba2       NR(g)    2.73%        08/09/13         1,428,112
   130,113   EnergySolutions, LLC,
                Term Loan (Duratek) .................   Ba2       NR(g)    4.15%        06/07/13           113,198
   244,272   EnergySolutions, LLC, Term Loan
                (EnergySolutions) ...................   Ba2       NR(g)    4.15%        06/07/13           212,516
 1,509,264   EnviroSolutions Real Property
                Holdings, Inc., Initial
                Term Loan ...........................   Caa1      B-       10.50%       07/12/12           830,095
                                                                                                     -------------
                                                                                                         2,599,597
                                                                                                     -------------
             GAS UTILITIES - 1.3%
 1,357,256   Atlas Pipeline Partners, L.P.,
                Term Loan ...........................   Ba2       BB-      3.23%        07/27/14         1,168,936
                                                                                                     -------------
             HEALTH CARE FACILITIES - 2.4%
   819,725   Health Management Associates,
                Inc., Term Loan B ...................   B1        BB-      3.21%        02/28/14           653,730
   964,965   Lifepoint Hospitals, Inc.,
                Term Loan B .........................   Ba1       BB       2.89%        04/15/12           882,943
   894,255   Select Medical Corp.,
                Term Loan B .........................   Ba2       B+    2.47%-4.25%     02/24/12           715,404
                                                                                                     -------------
                                                                                                         2,252,077
                                                                                                     -------------
             HEALTH CARE SERVICES - 1.4%
    72,982   CHS/Community Health
                Systems, Inc., Delayed Draw
                Term Loan ...........................   Ba3        BB        2.73%      07/25/14            61,795
 1,427,018   CHS/Community Health
                Systems, Inc., Term Loan ............   Ba3        BB   2.73%-3.51%     07/25/14         1,208,263
                                                                                                     -------------
                                                                                                         1,270,058
                                                                                                     -------------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 3.8%
 1,117,960   Bicent Power, LLC, Term Loan
                First Lien ..........................   Ba3       BB-      3.46%        06/30/14           687,545
    63,395   Coleto Creek Power, L.P.,
                Synthetic Letter of Credit ..........   B1        BB-      4.21%        06/28/13            43,531
   881,635   Coleto Creek Power, L.P.,
                Term Loan First Lien ................   B1        BB-      4.21%        06/28/13           605,390
 1,000,000   Dynegy Holdings, Inc., Synthetic
                Letter of Credit ....................   Ba1       BB-      1.98%        04/12/13           827,143
   933,333   Longview Power, LLC, Delayed
                Draw Term Loan ......................   Ba3       BB       3.75%        02/28/14           634,667
   266,667   Longview Power, LLC, Synthetic
                Letter of Credit ....................   Ba3       BB       3.75%        02/28/14           181,333
   800,000   Longview Power, LLC,
                Term Loan B .........................   Ba3       BB       4.25%        02/28/14           544,000
                                                                                                     -------------
                                                                                                         3,523,609
                                                                                                     -------------

                See Notes to Quarterly Portfolio of Investments

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS (a) (b) - (CONTINUED)
FEBRUARY 28, 2009 (UNAUDITED)

PRINCIPAL                                                 RATINGS (d)                    STATED
  VALUE                    DESCRIPTION                  MOODY'S   S&P      RATE       MATURITY (e)        VALUE
---------    ----------------------------------------   -------------   ----------    ------------   -------------
SENIOR FLOATING-RATE LOAN INTERESTS (f) - (CONTINUED)
             MANAGED HEALTH CARE - 2.8%
$  712,259   IASIS Healthcare Corp.,
                Delayed Draw Term Loan ..............   Ba2       B+       2.41%        03/15/14     $     620,556

   190,890   IASIS Healthcare Corp.,
                Synthetic Letter of Credit ..........   Ba2       B+       2.40%        03/15/14           166,313
 2,058,357   IASIS Healthcare Corp.,
                Term Loan ...........................   Ba2       B+       2.41%        03/15/14         1,793,343
                                                                                                     -------------
                                                                                                         2,580,212
                                                                                                     -------------
             MULTI-UTILITIES - 1.5%
 2,000,000   KGEN, LLC, Synthetic
                Letter of Credit ....................   B1        BB       3.25%        02/08/14         1,400,000
                                                                                                     -------------
             OIL & GAS EQUIPMENT & SERVICES - 1.2%
   583,416   Targa Resources, Inc., Synthetic
                Letter of Credit ....................   Ba3       B+       3.46%        10/31/12           417,726
 1,015,484   Targa Resources, Inc., Term Loan .......   Ba3       B+    3.46%-5.98%     10/31/12           727,086
                                                                                                     -------------
                                                                                                         1,144,812
                                                                                                     -------------
             OIL & GAS EXPLORATION &
                PRODUCTION - 1.0%
 2,205,937   SemCrude, L.P., Term Loan (h) (i) ......   NR        NR       4.00%        03/16/11           893,404
                                                                                                     -------------
             OIL & GAS STORAGE & TRANSPORTATION - 0.5%
   500,000   Energy Transfer Equity, L.P.,
                Term Loan B .........................   Ba2       NR       2.99%        02/08/12           435,000
                                                                                                     -------------
             PUBLISHING - 0.9%
   970,000   Quebecor Media, Inc.,
                Term Loan B .........................   B1        B        3.09%        01/17/13           805,110
                                                                                                     -------------
             WIRELESS TELECOMMUNICATION SERVICES - 1.0%
 1,071,032   Windstream Corp., Term Loan B1 .........   Baa3      BBB   2.35%-2.59%     07/17/13           972,853
                                                                                                     -------------
             TOTAL SENIOR FLOATING-RATE LOAN
                INTERESTS
                (Cost $29,863,854) ..................                                                   23,367,996
                                                                                                     -------------
             TOTAL INVESTMENTS - 129.9%
                (Cost $167,525,999) (j) .............                                                  120,043,023
             OUTSTANDING LOAN - (33.5)% .............                                                  (30,900,000)
             NET OTHER ASSETS AND
                 LIABILITIES - 3.6% .................                                                    3,283,964
                                                                                                     -------------
             NET ASSETS - 100.0% ....................                                                $  92,426,987
                                                                                                     =============

                See Notes to Quarterly Portfolio of Investments

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS (a) (b) - (CONTINUED)
FEBRUARY 28, 2009 (UNAUDITED)

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) All or a portion of the securities are available to serve as collateral on the outstanding loan.

(c) This security is fair valued in accordance with procedures adopted by the Fund's Board of Trustees.

(d) Ratings below Baa3 by Moody's Investors Service, Inc. or BBB- by Standard & Poor's Ratings Group are considered to be below investment grade.

(e) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(f) Senior Loans in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major United States banks or (iii) the certificate of deposit rate.

(g) This Senior Loan Interest was privately rated upon issuance. The rating agency does not provide ongoing surveillance on the rating.

(h)  The issuer is in default. Income is not being accrued.

(i)  The borrower has filed for protection in federal bankruptcy court.

(j) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of February 28, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,124,480 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $50,607,456.

NR   Not Rated

SECURITY VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28, 2009 is as follows (See Note 1A-Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

VALUATION INPUTS                                      INVESTMENTS
----------------                                     ------------
Level 1 - Quoted Prices ..........................   $ 28,625,608
Level 2 - Other Significant Observable Inputs ....     91,417,415
Level 3 - Significant Unobservable Inputs ........             --
                                                     ------------
Total ............................................   $120,043,023
                                                     ============

                                 % OF TOTAL
INDUSTRY CLASSIFICATION (1)     INVESTMENTS
---------------------------     -----------
Gas Utilities                      23.5%
Electric Utilities                 20.0
Transportation Infrastructure      11.8
Multi-Utilities                     9.2
Water Utilities                     8.8
Power Generation                    3.6
Diversified Consumer Services       1.8
Energy Equipment & Services         1.7
Communication                       0.1
                                   ----
   Total                           80.5%
                                   ====

(1) Represents the industry classification breakdown for the Core Component of the Fund's portfolio, which includes Common Stock, Master Limited Partnerships and Canadian Income Trust securities. It excludes the Senior Loan Component of the Fund's portfolio, which industry classification is disclosed in the Portfolio of Investments and makes up the remaining 19.5% of the Fund's portfolio.

                See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                          FEBRUARY 28, 2009 (UNAUDITED)

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund) by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities and other investments. Additionally, if events occur after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's securities and other investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended (the "1940 Act").

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of February 28, 2009 is included with the Fund's Portfolio of Investments.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not always be reflected in the computation of the value of such securities. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to valuation procedures adopted by the Fund's Board of Trustees. All securities and other assets of the Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.

The Senior Floating-Rate Loans ("Senior Loans") in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially in the past several years, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by an independent third party pricing service. If the pricing service cannot or does not provide a valuation for a particular Senior Loan or such valuation is deemed unreliable, First Trust may value such Senior Loan at a fair value according to valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                          FEBRUARY 28, 2009 (UNAUDITED)

Portfolio securities listed on any exchange, other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ official closing price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

B. REPURCHASE AGREEMENTS:

The Fund engages in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including risk of possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks. At February 28, 2009, there were no outstanding repurchase agreements.

C. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on an identified cost basis.

Distributions received from the Fund's investments in Master Limited Partnerships ("MLPs") generally are comprised of return of capital from the MLP to the extent of the cost basis of such MLP investments.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. At February 28, 2009, the Fund had no when-issued or delayed-delivery purchase commitments.

D. UNFUNDED LOAN COMMITMENTS:

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. As of February 28, 2009, the Fund had no unfunded loan commitments.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES
DIVIDEND & INCOME FUND

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date        APRIL 27, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date        APRIL 27, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)* /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                         Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer
                         (principal financial officer)

Date        APRIL 27, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.